Capital Risk Management	12 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Capital Risk Management
1 5 .	CAPITAL RISK MANAGEMENT
The Company’s objectives in managing capital are to ensure sufficient liquidity to pursue its strategy of organic growth and strategic acquisitions in order to provide returns to its shareholders, and have not changed since 2014. The Company’s capital structure consists of cash and cash equivalents, short-term investments, and shareholders’ deficiency, which is comprised of issued capital, equity reserve, treasury shares, and deficit. The Company does no
t
hold debt as of June 30, 2021. During 2013, the Company instituted a quarterly dividend. The Company makes adjustments to its capital structure in light of general economic conditions, the risk characteristics of the underlying assets and the Company’s working capital requirements. The Board of Directors reviews and approves any material transactions not in the ordinary course of business, including dividends, major investments and share repurchases.